29. REVENUE (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue [abstract]
Transmission concession revenue	R$ 15	R$ 13
Variable portion of transmission revenue	R$ 9	R$ 11